Note 7 LtSCD by LMU (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LtSCD by LMU [Line Items]
Average LtSCD by LMU	96.00%	95.00%	95.00%
BBVA SA [Member]
LtSCD by LMU [Line Items]
Average LtSCD by LMU	98.00%	98.00%	97.00%
BBVA Mexico [Member]
LtSCD by LMU [Line Items]
Average LtSCD by LMU	98.00%	93.00%	98.00%
Garanti BBVA group [Member]
LtSCD by LMU [Line Items]
Average LtSCD by LMU	83.00%	81.00%	95.00%
Other LMU [Member]
LtSCD by LMU [Line Items]
Average LtSCD by LMU	96.00%	93.00%	86.00%